Derivative Financial Instruments - Type of Hedge Designation and Fair Value of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value hedge designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 395,898	$ 221,266
Average Maturity (years)	3 years 10 months 24 days	4 years 7 months 6 days
Fair Value	$ 12,733	$ 21,361
Fair value hedge designation | Interest rate cap agreements
Derivative Instrument Detail [Abstract]
Notional Amount		$ 40,970
Average Maturity (years)		5 years 3 months 18 days
Fair Value		$ 931
Cash Flow Hedge Designation | Interest rate floor agreements
Derivative Instrument Detail [Abstract]
Notional Amount	$ 150,000
Average Maturity (years)	3 years 6 months
Fair Value	$ 4,221
No hedge designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 806,547	$ 627,186
Average Maturity (years)	5 years 6 months	5 years 3 months 18 days
Fair Value	$ (106)	$ (741)
No hedge designation | Rate-lock mortgage loan commitments
Derivative Instrument Detail [Abstract]
Notional Amount	$ 18,081	$ 19,918
Average Maturity (years)	1 month 6 days	1 month 6 days
Fair Value	$ 173	$ (1,056)
No hedge designation | Mandatory commitments to sell mortgage loans
Derivative Instrument Detail [Abstract]
Notional Amount	$ 30,442	$ 49,258
Average Maturity (years)	1 month 6 days	1 month 6 days
Fair Value	$ (279)	$ 315
Fixed Income Interest Rate | Fair value hedge designation | Interest rate swap agreement | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 6,033	$ 6,401
Average Maturity (years)	5 years 4 months 24 days	6 years 4 months 24 days
Fair Value	$ 349	$ 447
Fixed Income Interest Rate | Fair value hedge designation | Interest rate swap agreement | Installment
Derivative Instrument Detail [Abstract]
Notional Amount	$ 100,000	$ 25,000
Average Maturity (years)	3 years 4 months 24 days	2 years
Fair Value	$ (1,228)	$ 77
Fixed Income Interest Rate | Fair value hedge designation | Interest rate swap agreement | Mortgage
Derivative Instrument Detail [Abstract]
Notional Amount	$ 100,000
Average Maturity (years)	4 years 3 months 18 days
Fair Value	$ (2,131)
Fixed Income Interest Rate | Fair value hedge designation | Pay-fixed interest rate swap agreements - securities available for sale
Derivative Instrument Detail [Abstract]
Notional Amount	$ 148,895	$ 148,895
Average Maturity (years)	3 years 10 months 24 days	4 years 9 months 18 days
Fair Value	$ 15,287	$ 19,906
Fixed Income Interest Rate | Fair value hedge designation | Interest rate cap agreements
Derivative Instrument Detail [Abstract]
Notional Amount	$ 40,970
Average Maturity (years)	4 years 3 months 18 days
Fair Value	$ 456
Fixed Income Interest Rate | No hedge designation | Interest rate swap agreement | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 379,012	$ 279,005
Average Maturity (years)	5 years 10 months 24 days	6 years
Fair Value	$ 7,169	$ (17,063)
Variable Income Interest Rate | No hedge designation | Interest rate swap agreement | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 379,012	$ 279,005
Average Maturity (years)	5 years 10 months 24 days	6 years
Fair Value	$ (7,169)	$ 17,063